-----------------------------
                                                         OMB APPROVAL
                                                 -----------------------------
                                                 OMB Number:         3235-0006
                                                 Expires:     October 31, 2000
                                                 Estimated average
                                                  burden hours per
                                                  response:...............24.7
                                                 -----------------------------



                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
          Check here if Amendment [_]; Amendment Number: _____________

                        This Amendment (Check only one.):
                              [_]  is a restatement.
                              [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-333-9888

Signature, Place, and Date of Signing:


/S/ PETER A. HURWITZ
-----------------------------------------------------------------------
[Signature]
New York, New York
-----------------------------------------------------------------------
[City, State]
February 14, 2001
-----------------------------------------------------------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         34

Form 13F Information Table Value Total:

         $ 133,136 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



                                                      Chatterjee Fund Management
                                                      Form 13F Information Table
                                                          December 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                         Title of                  Value        Shares/                  Investment      Other    Voting Authority
Name of Issuer           Class     CUSIP         (x $1000)      Prn Amt Sh/Prn   Put/Call Discretion     Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Answerthink Inc.         COM       036916104          59        16,360    SH                SOLE                  16,360
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance
Pharmaceutical Corp.     COM       018773101         328        38,000    SH                SOLE                  38,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Bigstar Entertainment
Inc.                     COM       089896104           2        13,580    SH                SOLE                  13,580
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Biopure Corp.            CL A      09065H105         200        10,000    SH                SOLE                  10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BMC Software Inc.        COM       055921100       3,360       239,996    SH                SOLE                 239,996
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology
Solutions                CL A      192446102       2,077        57,200    SH                SOLE                  57,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC Information Svcs
Group Inc.               COM       12487Q109      10,411     1,665,800    SH                SOLE               1,665,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Commerce One Inc.        COM       200693109       4,111       162,400    SH                SOLE                 162,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc Intl Inc. COM       204912109       4,835       247,936    SH                SOLE                 247,936
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.          COM       205638109         313        50,000    SH                SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications
Inc.                     COM       302088109         552        27,616    SH                SOLE                  27,616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Grey Wolf Inc.           COM       397888108       5,904     1,005,000    SH                SOLE               1,005,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
I2 Technologies Inc.     COM       465754109       1,577        29,000    SH                SOLE                  29,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions
Inc.                     COM       451713101         463       185,065    SH                SOLE                 185,065
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Iluminet Holdings Inc.   COM       452334105         857        37,372    SH                SOLE                  37,372
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Infousa Inc.             COM       456818301       1,013       300,000    SH                SOLE                 300,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Infospace Inc.           COM       45678T102          26         2,941    SH                SOLE                   2,941
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         Title of                  Value        Shares/                  Investment      Other    Voting Authority
Name of Issuer           Class     CUSIP         (x $1000)      Prn Amt Sh/Prn   Put/Call Discretion     Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Interwoven Inc.          COM       46114T102       1,583        24,011    SH                SOLE                  24,011
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MPower  Communications
Inc.                     COM       62473J106       2,072       404,286    SH                SOLE                 404,286
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Applera Corp.            COM AP    038020103       7,287        77,468    SH                SOLE                  77,468
                         BIO GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Applera Corp.            COM CE    038020202      14,777       409,042    SH                SOLE                 409,042
                         GEN GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Primus Telecommunication
Grp                      COM       741929103         325       140,630    SH               OTHER                            140,630
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PSINET Inc.              COM       74437C101          43        60,000    SH                SOLE                  60,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN Corp.                COM       749361101         133        21,055    SH                SOLE                  21,055
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selectica Inc.           COM       816288104      19,138       791,240    SH                SOLE                 791,240
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sensormatic Electrs Corp COM       817265101      13,523       168,778    SH                SOLE                 168,778
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc.            COM       817315104       4,576       228,100    SH                SOLE                 228,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Software Spectrum Inc.   COM       833960107         252        41,640    SH                SOLE                  41,640
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sybase Inc.              COM       871130100      20,527     1,036,075    SH                SOLE               1,036,075
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Tripos Inc.              COM       896928108         945        43,433    SH                SOLE                  43,433
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Promotions.com Inc.      COM       74341U106          97       281,667    SH                SOLE                 281,667
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Webvan Group Inc.        COM       94845V103          47       100,000    SH                SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.             COM       909214108         731        50,000    SH                SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless
Corp.                    COM       928615103      10,992       109,241    SH                SOLE                 109,241
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               $ 133,136
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------